Operating Leases - Schedule of Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 83
2018	79
2019	32
2020	23
2021	14
Subsequent to 2021	202
Total	$ 433